Income Taxes - Additional Information (Detail) - USD ($)	12 Months Ended
	Mar. 31, 2017	Mar. 31, 2016	Mar. 31, 2015
Income Taxes [Line Items]
Tax at statutory rate	20.00%	20.00%	21.00%
Net decrease in the valuation allowance	$ 3,600,000
Liabilities for uncertain tax positions	4,900,000
Accrued interest or penalties related to uncertain tax positions	0	$ 0
Undistributed foreign earnings	2,300,000
U. K. [Member]
Income Taxes [Line Items]
Net operating losses related to excess share-based compensation deductions	17,600,000
U. K. [Member] | Domestic Tax Authority [Member]
Income Taxes [Line Items]
Net operating loss carryforwards	23,700,000	10,300,000
U.S. Federal [Member]
Income Taxes [Line Items]
Net operating losses related to excess share-based compensation deductions	10,200,000
U.S. Federal [Member] | Foreign Tax Authority [Member]
Income Taxes [Line Items]
Net operating loss carryforwards	28,000,000	31,500,000
U.S. State [Member]
Income Taxes [Line Items]
Net operating losses related to excess share-based compensation deductions	3,800,000
U.S. State [Member] | Foreign Tax Authority [Member]
Income Taxes [Line Items]
Net operating loss carryforwards	18,900,000	24,400,000
Australian [Member] | Foreign Tax Authority [Member]
Income Taxes [Line Items]
Net operating loss carryforwards	11,900,000	$ 7,700,000
Latest Tax Year [Member] | U. K. [Member] | Domestic Tax Authority [Member]
Income Taxes [Line Items]
Net operating loss carryforwards	300,000
Latest Tax Year [Member] | U.S. Federal [Member] | Foreign Tax Authority [Member]
Income Taxes [Line Items]
Net operating loss carryforwards	$ 100,000
Latest Tax Year [Member] | U.S. State [Member] | Foreign Tax Authority [Member]
Income Taxes [Line Items]
Net operating loss carryforwards, expiration year	2037
Earliest Tax Year [Member] | Domestic Tax Authority [Member]
Income Taxes [Line Items]
Open tax year	2016
Earliest Tax Year [Member] | Foreign Tax Authority [Member]
Income Taxes [Line Items]
Open tax year	2014